Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

Note 8. Intangible Assets, Net
Intangible assets subject to amortization as of December 31, 2021 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)
Data rights	7	$71,266	$23,625	$47,641
Marketing products	6	62,803	12,786	50,017
Technology	2	112,698	54,811	57,887
Capitalized software	2	70,494	34,820	35,674

Total intangible assets		$317,261	$126,042	$191,219

Intangible assets subject to amortization as of December 31, 2020 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	8	$71,797	$16,621	$55,176
Marketing products	12	24,757	4,548	20,209
Technology	1	44,720	32,625	12,095
Capitalized software	2	44,374	17,312	27,062

Total intangible assets		$185,648	$71,106	$114,542

Amortization expense was $56.3 million, $33.4 million, and $26.3 million for the years ended December 31, 2021, 2020 and 2019, respectively.
As of December 31, 2021, expected amortization of intangible assets for each of the five succeeding fiscal years and thereafter is as follows:

Fiscal Years	(in thousands)
2022	$62,929
2023	55,558
2024	27,112
2025	8,859
2026	8,859
Thereafter	27,902

Total	$191,219